Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0000036270
Registrant Name	M&T BANK CORP
Registration File Number	333-274646
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES